AVAILABLE FOR SALE FINANCIAL ASSETS (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)		Dec. 31, 2017 USD ($)	[3]
Disclosure of available for sale financial assets [Line Items]
Financial assets available for sale, at cost	$ 18,054,767		$ 18,174,844
Unrealised gain, financial assets available for sale	683,824		552,491
Unrealised losses, financial assets available for sale	(124,431)	[1]	(334,823)	[2]
Financial assets available-for-sale, at fair value	18,614,160		18,392,512		$ 6,238.0
Debt Securities [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available for sale, at cost	17,777,863		17,934,949
Unrealised gain, financial assets available for sale	136,620		62,525
Unrealised losses, financial assets available for sale	(124,356)	[1]	(334,741)	[2]
Financial assets available-for-sale, at fair value	17,790,127		17,662,733
Debt Securities [Member] | Domestic currency investments [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available for sale, at cost	8,210,178		9,605,553
Unrealised gain, financial assets available for sale	78,780		21,358
Unrealised losses, financial assets available for sale	(31,247)	[1]	(188,727)	[2]
Financial assets available-for-sale, at fair value	8,257,711		9,438,184
Debt Securities [Member] | Domestic currency investments [Member] | Securities issued by the Colombian Government [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available for sale, at cost	7,855,098		9,371,078
Unrealised gain, financial assets available for sale	68,411		16,622
Unrealised losses, financial assets available for sale	(30,955)	[1]	(183,521)	[2]
Financial assets available-for-sale, at fair value	7,892,554		9,204,179
Debt Securities [Member] | Domestic currency investments [Member] | Securities issued by other colombian government entities [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available for sale, at cost	90,532		83,582
Unrealised gain, financial assets available for sale	1,566		386
Unrealised losses, financial assets available for sale	(90)	[1]	(4,533)	[2]
Financial assets available-for-sale, at fair value	92,008		79,435
Debt Securities [Member] | Domestic currency investments [Member] | Securities issued by other financial entities [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available for sale, at cost	255,192		116,683
Unrealised gain, financial assets available for sale	8,643		4,317
Unrealised losses, financial assets available for sale	(202)	[1]	(205)	[2]
Financial assets available-for-sale, at fair value	263,633		120,795
Debt Securities [Member] | Domestic currency investments [Member] | Securities issued by Non-financial sector entities [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available for sale, at cost	2,282		18,390
Unrealised gain, financial assets available for sale	44		0
Unrealised losses, financial assets available for sale	0	[1]	(467)	[2]
Financial assets available-for-sale, at fair value	2,326		17,923
Debt Securities [Member] | Domestic currency investments [Member] | Securities issued by others [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available for sale, at cost	7,074		15,820
Unrealised gain, financial assets available for sale	116		33
Unrealised losses, financial assets available for sale	0	[1]	(1)	[2]
Financial assets available-for-sale, at fair value	7,190		15,852
Debt Securities [Member] | Foreign currency investments [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available for sale, at cost	9,567,685		8,329,396
Unrealised gain, financial assets available for sale	57,840		41,167
Unrealised losses, financial assets available for sale	(93,109)	[1]	(146,014)	[2]
Financial assets available-for-sale, at fair value	9,532,416		8,224,549
Debt Securities [Member] | Foreign currency investments [Member] | Securities issued by the Colombian Government [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available for sale, at cost	1,587,359		1,368,836
Unrealised gain, financial assets available for sale	9,160		7,018
Unrealised losses, financial assets available for sale	(4,148)	[1]	(4,825)	[2]
Financial assets available-for-sale, at fair value	1,592,371		1,371,029
Debt Securities [Member] | Foreign currency investments [Member] | Securities issued by other colombian government entities [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available for sale, at cost	565,762		496,223
Unrealised gain, financial assets available for sale	11,685		1,843
Unrealised losses, financial assets available for sale	(6,753)	[1]	(8,189)	[2]
Financial assets available-for-sale, at fair value	570,694		489,877
Debt Securities [Member] | Foreign currency investments [Member] | Securities issued by other financial entities [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available for sale, at cost	3,366,119		2,978,145
Unrealised gain, financial assets available for sale	3,210		6,045
Unrealised losses, financial assets available for sale	(14,885)	[1]	(28,266)	[2]
Financial assets available-for-sale, at fair value	3,354,444		2,955,924
Debt Securities [Member] | Foreign currency investments [Member] | Securities issued by Non-financial sector entities [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available for sale, at cost	345,003	[4]	658,703	[5]
Unrealised gain, financial assets available for sale	21,681	[4]	10,779	[5]
Unrealised losses, financial assets available for sale	(44,541)	[1],[4]	(88,692)	[2],[5]
Financial assets available-for-sale, at fair value	322,143	[4]	580,790	[5]
Debt Securities [Member] | Foreign currency investments [Member] | Securities issued by others [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available for sale, at cost	230,412		205,143
Unrealised gain, financial assets available for sale	2,710		1,486
Unrealised losses, financial assets available for sale	(1,629)	[1]	(1,776)	[2]
Financial assets available-for-sale, at fair value	231,493		204,853
Debt Securities [Member] | Foreign currency investments [Member] | Securities issued by foreign Governments [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available for sale, at cost	2,113,106		2,082,953
Unrealised gain, financial assets available for sale	8,655		13,400
Unrealised losses, financial assets available for sale	(17,364)	[1]	(13,008)	[2]
Financial assets available-for-sale, at fair value	2,104,397		2,083,345
Debt Securities [Member] | Foreign currency investments [Member] | Securities issued by central banks [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available for sale, at cost	1,359,924		539,393
Unrealised gain, financial assets available for sale	739		596
Unrealised losses, financial assets available for sale	(3,789)	[1]	(1,258)	[2]
Financial assets available-for-sale, at fair value	1,356,874		538,731
Equity securities available for sale [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available for sale, at cost	276,904		239,895
Unrealised gain, financial assets available for sale	547,204		489,966
Unrealised losses, financial assets available for sale	(75)	[1]	(82)	[2]
Financial assets available-for-sale, at fair value	824,033		729,779
Equity securities available for sale [Member] | Domestic currency investments [Member] | Corporate Stock [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available for sale, at cost	276,452		239,502
Unrealised gain, financial assets available for sale	541,520		485,935
Unrealised losses, financial assets available for sale	(75)	[1]	(82)	[2]
Financial assets available-for-sale, at fair value	817,897		725,355
Equity securities available for sale [Member] | Foreign currency investments [Member] | Corporate Stock [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available for sale, at cost	452		393
Unrealised gain, financial assets available for sale	5,684		4,031
Unrealised losses, financial assets available for sale	0	[1]	0	[2]
Financial assets available-for-sale, at fair value	$ 6,136		$ 4,424

[1]	Unrealized losses correspond to changes in fair value that reflect market conditions such as variations in interest rates and other economic conditions from the country where the investment is issued. After Grupo Aval objectively evaluated each securities’ issuer, it was concluded that only the securities from two issuers were classified as impaired and realized the impairment in statement of profit or loss as explained in below (**).
[2]	Unrealized losses correspond to changes in fair value that reflect market conditions such as variations in interest rates and other economic conditions from the country where the investment is issued. After Grupo Aval objectively evaluated each securities’ issuer, it was concluded that only the securities from one issuer were classified as impaired.
[3]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[4]	Cost is net of Ps. 71,708 for impairment recognized in statement of income as operating expense for the securities issued by OI S.A. and Telemar Norte Leste S.A., after OI S.A. and subsidiaries filed for bankruptcy protection on June, 2016.
[5]	Cost is net of Ps. 72,110 for impairment recognized in statement of income in impairment loss on financial asset line from the debt investment securities issued by OI S.A. and Telemar Norte Leste S.A., after OI S.A. and subsidiaries which filed for bankruptcy protection on June, 2016.